Supplemental Guarantor Information Condensed Consolidating Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	$ 628,099	$ 496,155	$ 314,373
Investing activities:
Payments to Acquire Property, Plant, and Equipment	(114,453)	(90,734)	(64,732)
Payments to Acquire Businesses, Net of Cash Acquired	(210,395)	(1,487,034)	(306,268)
Payments to Acquire Intangible Assets	(714)	0	(3,700)
Change in other assets	(4,608)	1,347	1,708
Payments for (Proceeds from) Derivative Instrument, Investing Activities	6,159	4,524	(2,268)
Advances provided to other subsidiaries	0	0
Investment in subsidiaries	0	0	0
Intercompany dividends received from subsidiaries	0	0	0
Net cash used in investing activities	(324,011)	(1,571,897)	(375,260)
Financing activities:
Proceeds from borrowings	2,485,000	1,375,000	750,001
Repayments of Debt and Capital Lease Obligations	(2,817,236)	(268,909)	(493,080)
Payments of Debt Issuance Costs	(18,994)	(17,360)	(824)
Excess tax benefit from stock-based compensation	13,297	14,334	13,199
Proceeds from the exercise of employee stock options	0	549	2,938
Payments for Repurchase of Common Stock	(59,928)	(97,164)	(92,823)
Proceeds from advances from affiliates	0	0
Proceeds from Issuance or Sale of Equity	0	0	0
Intercompany dividends paid to subsidiaries	0	0	0
Net cash provided by (used in) financing activities	(397,861)	1,006,450	179,411
Foreign exchange impact on cash balance	(11,438)	(17,349)	(8,201)
Net increase (decrease) in cash and cash equivalents	(105,211)	(86,641)	110,323
Cash and cash equivalents	153,156	258,367	345,008	$ 234,685
Eliminating Entries [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	0	0	0
Investing activities:
Payments to Acquire Property, Plant, and Equipment	0	0	0
Payments to Acquire Businesses, Net of Cash Acquired	0	0	0
Payments to Acquire Intangible Assets	0		0
Change in other assets	0	0	0
Payments for (Proceeds from) Derivative Instrument, Investing Activities	0	0	0
Advances provided to other subsidiaries	770,629	16,116
Investment in subsidiaries	740,787	1,404	25,025
Intercompany dividends received from subsidiaries	(55,098)	(302,356)	(16,975)
Net cash used in investing activities	1,456,318	(284,836)	8,050
Financing activities:
Proceeds from borrowings	0	0	0
Repayments of Debt and Capital Lease Obligations	0	0	0
Payments of Debt Issuance Costs	0	0	0
Excess tax benefit from stock-based compensation	0	0	0
Proceeds from the exercise of employee stock options		0	0
Payments for Repurchase of Common Stock	0	0	0
Proceeds from advances from affiliates	(770,629)	(16,116)
Proceeds from Issuance or Sale of Equity	(740,787)	(1,404)	(25,025)
Intercompany dividends paid to subsidiaries	55,098	302,356	16,975
Net cash provided by (used in) financing activities	(1,456,318)	284,836	(8,050)
Foreign exchange impact on cash balance	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents	0	0	0	0
IHS Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	0	0	0
Investing activities:
Payments to Acquire Property, Plant, and Equipment	0	0	0
Payments to Acquire Businesses, Net of Cash Acquired	0	0	0
Payments to Acquire Intangible Assets	0		0
Change in other assets	0	0	0
Payments for (Proceeds from) Derivative Instrument, Investing Activities	0	0	0
Advances provided to other subsidiaries	0	0
Investment in subsidiaries	(740,675)	0	0
Intercompany dividends received from subsidiaries	0	0	0
Net cash used in investing activities	(740,675)	0	0
Financing activities:
Proceeds from borrowings	750,000	0	0
Repayments of Debt and Capital Lease Obligations	0	0	0
Payments of Debt Issuance Costs	(9,325)	0	0
Excess tax benefit from stock-based compensation	0	0	0
Proceeds from the exercise of employee stock options		0	0
Payments for Repurchase of Common Stock	0	0	0
Proceeds from advances from affiliates	0	0
Proceeds from Issuance or Sale of Equity	0	0	0
Intercompany dividends paid to subsidiaries	0	0	0
Net cash provided by (used in) financing activities	740,675	0	0
Foreign exchange impact on cash balance	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents	0	0	0	0
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	441,627	251,827	134,648
Investing activities:
Payments to Acquire Property, Plant, and Equipment	(99,016)	(72,188)	(53,865)
Payments to Acquire Businesses, Net of Cash Acquired	(177,276)	(1,365,195)	(236,089)
Payments to Acquire Intangible Assets	0		0
Change in other assets	(4,608)	1,347	1,708
Payments for (Proceeds from) Derivative Instrument, Investing Activities	0	0	0
Advances provided to other subsidiaries	(5,250)	0
Investment in subsidiaries	(112)	(1,404)	(25,025)
Intercompany dividends received from subsidiaries	55,098	302,356	16,975
Net cash used in investing activities	(231,164)	(1,135,084)	(296,296)
Financing activities:
Proceeds from borrowings	1,735,000	1,235,261	750,001
Repayments of Debt and Capital Lease Obligations	(2,677,596)	(268,909)	(492,279)
Payments of Debt Issuance Costs	(9,669)	(17,360)	(824)
Excess tax benefit from stock-based compensation	13,297	14,334	13,199
Proceeds from the exercise of employee stock options		549	2,938
Payments for Repurchase of Common Stock	(59,928)	(97,164)	(92,823)
Proceeds from advances from affiliates	765,379	16,116
Proceeds from Issuance or Sale of Equity	0	0	0
Intercompany dividends paid to subsidiaries	0	0	0
Net cash provided by (used in) financing activities	(233,517)	882,827	180,212
Foreign exchange impact on cash balance	0	0	0
Net increase (decrease) in cash and cash equivalents	(23,054)	(430)	18,564
Cash and cash equivalents	32,314	55,368	55,798	37,234
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	186,472	244,328	179,725
Investing activities:
Payments to Acquire Property, Plant, and Equipment	(15,437)	(18,546)	(10,867)
Payments to Acquire Businesses, Net of Cash Acquired	(33,119)	(121,839)	(70,179)
Payments to Acquire Intangible Assets	(714)		(3,700)
Change in other assets	0	0	0
Payments for (Proceeds from) Derivative Instrument, Investing Activities	6,159	4,524	(2,268)
Advances provided to other subsidiaries	(765,379)	(16,116)
Investment in subsidiaries	0	0	0
Intercompany dividends received from subsidiaries	0	0	0
Net cash used in investing activities	(808,490)	(151,977)	(87,014)
Financing activities:
Proceeds from borrowings	0	139,739	0
Repayments of Debt and Capital Lease Obligations	(139,640)	0	(801)
Payments of Debt Issuance Costs	0	0	0
Excess tax benefit from stock-based compensation	0	0	0
Proceeds from the exercise of employee stock options		0	0
Payments for Repurchase of Common Stock	0	0	0
Proceeds from advances from affiliates	5,250	0
Proceeds from Issuance or Sale of Equity	740,787	1,404	25,025
Intercompany dividends paid to subsidiaries	(55,098)	(302,356)	(16,975)
Net cash provided by (used in) financing activities	551,299	(161,213)	7,249
Foreign exchange impact on cash balance	(11,438)	(17,349)	(8,201)
Net increase (decrease) in cash and cash equivalents	(82,157)	(86,211)	91,759
Cash and cash equivalents	$ 120,842	$ 202,999	$ 289,210	$ 197,451